Significant Contractual Service and Milestone Agreements	12 Months Ended
Dec. 31, 2016
Health Care Organizations [Abstract]
Significant Contractual Service and Milestone Agreements

Note 9—Significant Contractual Service and Milestone Agreements

In February 2012, Opexa entered into an agreement with PRA pursuant to which PRA provides Opexa with services related to the design, implementation and management of Opexa’s Phase IIb clinical trial program in SPMS (the “PRA Agreement”). Payments by Opexa to PRA under the PRA Agreement are based on the achievement of certain time and performance milestones as presented in the PRA Agreement. Total payments to PRA during the years ended December 31, 2016 and 2015, which were charged to research and development expense on the consolidated statements of operations, amounted to $1,679,973 and $1,115,868, respectively. Unless terminated by either party without cause on 60 days prior notice or on shorter notice with cause, the initial term of the PRA Agreement is for four years and automatically renews for successive one year terms.

Through December 31, 2015, Opexa entered into individual Clinical Trial Agreements with 36 Institutions and 36 principal investigators acting within their employment or agent positions within their clinical institution. Under the terms of each Clinical Trial Agreement, each of the Investigators will identify and recruit subjects with SPMS meeting certain enrollment requirements and conduct clinical research in conjunction with Opexa’s Phase IIb clinical study (Abili-T), and each of the Institutions will provide appropriate resources and facilities so the Institution’s Investigator can conduct the Abili-T study in a timely and professional manner and according to the terms of the Clinical Trial Agreement. Under the terms of each Clinical Trial Agreement, Opexa paid an upfront cash payment to each Institution for start-up and other costs which were charged directly to expense. Future payments by Opexa to the Institutions during the term of each Clinical Trial Agreement are based on the achievement of certain performance milestones as presented in each Clinical Trial Agreement. Unless terminated by Opexa without cause with 30 days’ notice, or unless terminated by the Institution, Investigator or Opexa for health or safety reasons, the initial term of the Clinical Trial Agreements with each Institution and Investigator is for the duration of their enrolled subjects in the Abili-T study.

On October 28, 2016, Opexa announced that the Abili-T trial did not meet its primary endpoint of reduction in brain volume change (atrophy), nor did it meet the secondary endpoint of reduction of the rate of sustained disease progression. Abili-T was a 183-patient, randomized, double-blind, placebo-controlled Phase IIb study that was conducted at 35 clinical trial sites in the U.S. and Canada and designed to evaluate the safety and efficacy of Tcelna (imilecleucel-T) in patients with SPMS. Patients in the Tcelna arm of the study received two annual courses of Tcelna treatment consisting of five subcutaneous injections per year. Opexa completed the enrollment of the Abili-T study in May 2014 and un-blinded the results from the study in late October 2016.